PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 50,951
Additions, net	39
Transfer from construction work-in-progress	603
Acquisitions through business combinations	125
Disposals	(5)
Transfer to assets held for sale	(30)
Items recognized through OCI:
Change in fair value	(2)
Foreign exchange	1,700
Items recognized through net income:
Depreciation	(887)
Ending balance	52,494
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	3,332
Additions, net	976
Transfer to property, plant and equipment	(603)
Acquisitions through business combinations	8
Items recognized through OCI:
Change in fair value	7
Foreign exchange	48
Construction in progress, ending balance	3,768
Total property, plant and equipment, at fair value	56,262		$ 54,283
Hydroelectric
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	31,168
Additions, net	2
Transfer from construction work-in-progress	13
Acquisitions through business combinations	0
Disposals	0
Transfer to assets held for sale	0
Items recognized through OCI:
Change in fair value	0
Foreign exchange	1,478
Items recognized through net income:
Depreciation	(314)
Ending balance	32,347
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	299
Additions, net	43
Transfer to property, plant and equipment	(13)
Acquisitions through business combinations	0
Items recognized through OCI:
Change in fair value	0
Foreign exchange	8
Construction in progress, ending balance	337
Total property, plant and equipment, at fair value	32,684		31,467
Right-of-use asset not subject to revaluation, disposal	62	$ 64
Wind
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	11,302
Additions, net	47
Transfer from construction work-in-progress	149
Acquisitions through business combinations	125
Disposals	0
Transfer to assets held for sale	0
Items recognized through OCI:
Change in fair value	0
Foreign exchange	68
Items recognized through net income:
Depreciation	(331)
Ending balance	11,360
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	1,132
Additions, net	390
Transfer to property, plant and equipment	(149)
Acquisitions through business combinations	0
Items recognized through OCI:
Change in fair value	0
Foreign exchange	20
Construction in progress, ending balance	1,393
Total property, plant and equipment, at fair value	12,753		12,434
Right-of-use asset not subject to revaluation, disposal	229	242
Solar
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,239
Additions, net	(13)
Transfer from construction work-in-progress	441
Acquisitions through business combinations	0
Disposals	0
Transfer to assets held for sale	(30)
Items recognized through OCI:
Change in fair value	(2)
Foreign exchange	145
Items recognized through net income:
Depreciation	(224)
Ending balance	8,556
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	1,897
Additions, net	542
Transfer to property, plant and equipment	(441)
Acquisitions through business combinations	8
Items recognized through OCI:
Change in fair value	7
Foreign exchange	20
Construction in progress, ending balance	2,033
Total property, plant and equipment, at fair value	10,589		10,136
Right-of-use asset not subject to revaluation, disposal	239	215
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	242
Additions, net	3
Transfer from construction work-in-progress	0
Acquisitions through business combinations	0
Disposals	(5)
Transfer to assets held for sale	0
Items recognized through OCI:
Change in fair value	0
Foreign exchange	9
Items recognized through net income:
Depreciation	(18)
Ending balance	231
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	4
Additions, net	1
Transfer to property, plant and equipment	0
Acquisitions through business combinations	0
Items recognized through OCI:
Change in fair value	0
Foreign exchange	0
Construction in progress, ending balance	5
Total property, plant and equipment, at fair value	236		$ 246
Right-of-use asset not subject to revaluation, disposal	$ 0	$ 0